Cover	Oct. 15, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Due to an administrative oversight, the reverse stock split previously reported in our Current Report on Form 8-K filed with the Securities and Exchange Commission on October 15, 2025 (the “Original Report”), was omitted from the FINRA Daily List on that date. Accordingly, the effective and post-reverse split trading dates of our reverse stock split were delayed by one day. We are hereby amending the Original Report to provide the updated dates as set forth below
Document Period End Date	Oct. 15, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-56027
Entity Registrant Name	The Greater Cannabis Company Inc.
Entity Central Index Key	0001695473
Entity Tax Identification Number	30-0842570
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	15 Walker Ave
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21208
City Area Code	(443)
Local Phone Number	738-4051
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false